Contingencies and Commitments - Summary of Credit Lines Provided By Financial Institutions (Details) - 12 months ended Dec. 31, 2024
€ in Thousands, ₩ in Thousands, ₨ in Thousands, ر.ق in Thousands, ر.ع. in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
		KRW (₩)	USD ($)	EUR (€)	JPY (¥)	INR (₨)	OMR (ر.ع.)	AED (د.إ)	SAR (ر.س)	QAR (ر.ق)	MXN ($)
Commitments on Bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit		₩ 1,720,500,000
Used amount		₩ 119,643,000
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 7,550,000,000
Used amount		₩ 7,550,000,000
General loan, etc.
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Kookmin Bank and others
Credit limit		₩ 3,930,000,000
Used amount		₩ 3,900,000,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 47,524,000
Used amount		₩ 4,006,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Development Bank and others
Credit limit		₩ 3,248,025,000
Used amount		₩ 1,837,454,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			$ 1,086,000
Used amount | $			0
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank
Credit limit | $			8,700
Used amount | $			4,020
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank and others
Credit limit | $			1,235,937
Used amount | $			183,357
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Kookmin Bank and others
Credit limit | €				€ 32,035
Used amount | €				13,424
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank
Credit limit | ¥					¥ 715,837
Used amount | ¥					0
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 160,815,000
Used amount		₩ 150,648,000
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank and others
Credit limit | $			1,008,252
Used amount | $			950,774
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Development Bank and others
Credit limit | ¥					620,000
Used amount | ¥					¥ 620,000
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | €				12,106
Used amount | €				12,106
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ₨						₨ 67,944
Used amount | ₨						67,944
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ر.ع.							ر.ع. 6,250
Used amount | ر.ع.							ر.ع. 6,250
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank and others
Credit limit | د.إ								د.إ 52,500
Used amount | د.إ								52,500
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank and others
Credit limit | ر.س									ر.س 124,151
Used amount | ر.س									123,829
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Software Financial Cooperative
Credit limit		₩ 43,809
Used amount		₩ 43,809
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			10,200
Used amount | $			5,000
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Export-Import Bank of Korea
Credit limit | €				10,000
Used amount | €				10,000
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank
Credit limit | ر.ق										ر.ق 155,213
Used amount | ر.ق										ر.ق 155,213
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Seoul Guarantee Insurance
Credit limit		₩ 83,161,000
Used amount		₩ 83,161,000
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			702,487
Used amount | $			664,191
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank
Credit limit | ر.س									32,500
Used amount | ر.س									ر.س 32,500
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $											$ 21,290
Used amount | $											$ 21,290
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit	[1]	₩ 314,892,000
Used amount	[1]	₩ 56,858,000
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit | $	[1]		448,635
Used amount	[1]		228,813	51,784
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	StandardChartered
Credit limit | د.إ	[1]							50
Used amount | د.إ	[1]							50
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Kookmin Bank
Credit limit | €	[1]			7,031
Used amount | €	[1]			€ 7,031
Secured loan of credit sales
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit		₩ 270,000,000
Used amount		₩ 0
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit		₩ 8,000,000
Used amount		₩ 3,735,000
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			35,000
Used amount			9,362			₨ 332,690		د.إ 319
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Export-Import Bank of Korea and others
Credit limit | $			1,764,555
Used amount | $			1,376,262
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			850,000
Used amount | $			$ 0

[1]	As of December 31, 2024, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.